Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,	December 31,
	2020	2019
Deferred tax liabilities	$(211,796)	$-
Deferred tax asset
Net operating loss carryforward	10,974,429	7,394,397
Valuation allowance	(10,974,429)	(7,394,397)
Net deferred tax asset	-	-

Schedule of movement of valuation allowance
	December 31, 2020	December 31, 2019
At the beginning of the year	$7,394,397	$6,230,296
Acquisition of subsidiary	1,632,891	-
Current year addition	1,764,787	1,281,472
Expired	(1,742,956)	(61,892)
Exchange difference	679,252	(115,166)
Over provided in last year	1,246,058	59,687
At the end of the year	10,974,429	7,394,397

Schedule of reconciliation of income tax expense
	December 31,	December 31,	December 31,
	2020	2019	2018
Loss before income taxes	$(40,056,965)	$(32,022,203)	$(11,853,527)

Tax loss at the PRC statutory tax rate of 25%	(9,611,948)	(7,470,202)	(2,874,005)
Non-deductible items	7,353,006	5,046,957	5,013,636
Non-taxable items	(853,004)	(388,109)	(3,538,631)
Change in valuation allowance	1,764,787	1,281,472	1,054,992
Effect of different tax rates in other jurisdictions	178,444	526,348	17,221
Effect of 15% preferential rate for certain PRC subsidiaries	1,168,715	1,003,534	252,778
Prior year over provision	-	70,992	-
Income tax benefit (expense)	-	70,992	(74,009)